Capital adequacy - Internally assessed economic capital excl. buffer (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure
Total liquid assets	kr 73,900	kr 58,400
Net liquidity outflows	16,400	10,900
Liquidity outflows	29,300	25,000
Liquidity inflows	kr 13,900	kr 15,700
Liquidity Coverage Ratio	605.00%	784.00%
Available stable funding	kr 276,300	kr 235,200
Requiring stable funding	kr 210,500	kr 198,200
Net Stable Funding Ratio	131.00%	119.00%
Internal credit grades
Disclosure of credit risk exposure
Capital requirements	kr 10,748	kr 11,881
Credit risk | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	7,350	7,202
Operational risk | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	434	311
Market risk | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	1,065	1,466
Other | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	199	205
Capital planning buffer | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	kr 1,700	kr 2,697